Income Tax Expense - Summary of Income Tax Expense (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Profit before income tax expense	$ 3,082,537,040	$ 3,899,742,146	$ 1,936,626,142
Statutory rate	30.00%	35.00%	35.00%
Income tax at statutory rate	$ (924,761,112)	$ (1,364,909,751)	$ (677,819,150)
Adjustments for calculation of the effective income tax:
Effect of different statutory income tax rate in Paraguay	77,368,577	97,038,700
Effect of restatement on homogeneous cash currency, non impacting income tax	(291,318,298)	(244,119,361)	7,278,345
Share of profit (loss) of associates			26,685,202
Effect of change in tax rate (note 3.7.3)	(5,434,606)	1,197,502,640
Other non-taxable income or non-deductible expense, net	12,190,106	92,541,575	(5,967,481)
Income tax expense	$ (1,131,955,333)	$ (221,946,197)	$ (649,823,084)